DEPRECIATION, AMORTIZATION AND IMPAIRMENT (Detail 5)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Chile [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Recoverable Amount / Carrying Value	118.30%	127.70%
Colombia [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Recoverable Amount / Carrying Value	102.00%	109.50%